Trade and other receivables	6 Months Ended
Jun. 30, 2020
Trade and other receivables [Abstract]
Trade and other receivables
Note 12. - Trade and other receivables

Trade and other receivables as of June 30, 2020 and December 31, 2019, consist of the following:

	Balance as of June 30,	Balance as of December 31,
	2020	2019
	($ in thousands)
Trade receivables	276,433	242,008
Tax receivables	43,032	50,901
Prepayments	30,527	5,150
Other accounts receivable	16,188	19,508
Total	366,180	317,568

As of June 30, 2020, and December 31, 2019, the fair value of trade and other receivables accounts does not differ significantly from its carrying value.